Schedule of Investments (unaudited)	iShares® Evolved U.S. Discretionary Spending ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)	593	$21,686

Airlines — 0.1%
Alaska Air Group Inc.(a)	286	15,101
JetBlue Airways Corp.(a)	759	10,649
		25,750
Apparel — 7.4%
Capri Holdings Ltd.(a)	724	38,546
Carter's Inc.	385	37,930
Columbia Sportswear Co.	198	20,560
Crocs Inc.(a)	374	60,382
Deckers Outdoor Corp.(a)	177	69,970
Hanesbrands Inc.	2,024	34,489
Levi Strauss & Co., Class A	362	9,477
Nike Inc., Class B	6,691	1,119,337
Oxford Industries Inc.	132	12,239
PVH Corp.(a)	469	51,276
Ralph Lauren Corp.	331	42,093
Skechers U.S.A. Inc., Class A(a)	924	42,698
Steven Madden Ltd.	614	27,691
Tapestry Inc.	2,035	79,324
Under Armour Inc., Class A(a)	1,111	24,398
Under Armour Inc., Class C, NVS(a)	1,133	21,391
Urban Outfitters Inc.(a)	550	17,562
VF Corp.	2,305	167,989
Wolverine World Wide Inc.	341	11,311
		1,888,663
Beverages — 0.1%
Constellation Brands Inc., Class A	74	16,044

Building Materials — 0.1%
American Woodmark Corp.(a)	44	3,025
Masco Corp.	450	29,497
		32,522
Chemicals — 0.1%
Valvoline Inc.	462	15,690

Commercial Services — 1.3%
Bright Horizons Family Solutions Inc.(a)	55	9,130
Cintas Corp.	198	85,754
Euronet Worldwide Inc.(a)	110	12,341
Grand Canyon Education Inc.(a)	99	7,890
H&R Block Inc.	616	14,211
ManpowerGroup Inc.	165	15,947
Monro Inc.	187	11,549
PayPal Holdings Inc.(a)	348	80,941
PROG Holdings Inc.	369	14,926
Rent-A-Center Inc./TX.	318	16,937
Rollins Inc.	495	17,439
Square Inc., Class A(a)	125	31,812
Terminix Global Holdings Inc.(a)	374	15,140
WW International Inc.(a)(b)	99	1,719
		335,736
Computers — 5.2%
Apple Inc.	8,879	1,330,074

Cosmetics & Personal Care — 4.1%
Colgate-Palmolive Co.	116	8,838
Coty Inc., Class A(a)	359	3,044
Security	Shares	Value

Cosmetics & Personal Care (continued)
Estee Lauder Companies Inc. (The), Class A	982	$318,492
Inter Parfums Inc.	86	7,945
Procter & Gamble Co. (The)	5,011	716,523
		1,054,842
Distribution & Wholesale — 0.9%
Fastenal Co.	1,026	58,564
G-III Apparel Group Ltd.(a)	319	9,143
LKQ Corp.(a)	299	16,469
Pool Corp.	105	54,092
SiteOne Landscape Supply Inc.(a)	99	23,261
WW Grainger Inc.	132	61,130
		222,659
Diversified Financial Services — 0.6%
LendingTree Inc.(a)(b)	11	1,775
Mastercard Inc., Class A	186	62,407
Visa Inc., Class A	413	87,461
		151,643
Entertainment — 1.1%
Caesars Entertainment Inc.(a)	545	59,656
Churchill Downs Inc.	109	25,070
Cinemark Holdings Inc.(a)	352	6,618
Live Nation Entertainment Inc.(a)	495	50,069
Madison Square Garden Sports Corp.(a)	55	10,423
Marriott Vacations Worldwide Corp.	98	15,407
Penn National Gaming Inc.(a)	366	26,206
Red Rock Resorts Inc., Class A(a)	319	17,357
Scientific Games Corp./DE, Class A(a)	121	9,686
Six Flags Entertainment Corp.(a)	187	7,691
Vail Resorts Inc.	143	49,293
		277,476
Food — 1.3%
Beyond Meat Inc.(a)(b)	91	9,007
Flowers Foods Inc.	495	12,251
Grocery Outlet Holding Corp.(a)	618	13,714
Kroger Co. (The)	4,863	194,617
Performance Food Group Co.(a)	424	19,178
Sprouts Farmers Market Inc.(a)	693	15,343
Sysco Corp.	769	59,136
U.S. Foods Holding Corp.(a)	594	20,594
		343,840
Food Service — 0.1%
Aramark	880	32,102

Holding Companies - Diversified — 0.0%
Cannae Holdings Inc.(a)	165	5,627

Home Builders — 0.1%
Taylor Morrison Home Corp.(a)	220	6,716
Toll Brothers Inc.	286	17,209
		23,925
Home Furnishings — 0.2%
Sleep Number Corp.(a)	130	11,484
Tempur Sealy International Inc.	748	33,264
		44,748
Household Products & Wares — 0.2%
Helen of Troy Ltd.(a)	56	12,597
Kimberly-Clark Corp.	286	37,034
		49,631

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Discretionary Spending ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Housewares — 0.2%
Newell Brands Inc.	1,043	$23,874
Scotts Miracle-Gro Co. (The)	88	13,065
Tupperware Brands Corp.(a)	121	2,691
		39,630
Internet — 20.0%
Amazon.com Inc.(a)	1,217	4,104,247
Booking Holdings Inc.(a)	111	268,707
Cars.com Inc.(a)	165	2,148
Chewy Inc., Class A(a)(b)	250	18,950
eBay Inc.	1,354	103,879
Etsy Inc.(a)	319	79,970
Expedia Group Inc.(a)	200	32,882
Groupon Inc.(a)	66	1,401
Just Eat Takeaway.com NV SP ADR(a)(b)	812	11,603
Match Group Inc.(a)	105	15,832
MercadoLibre Inc.(a)	133	196,976
Overstock.com Inc.(a)	138	13,142
Pinterest Inc., Class A(a)	1,625	72,540
Stitch Fix Inc., Class A(a)	152	5,259
Uber Technologies Inc.(a)	2,516	110,251
Wayfair Inc., Class A(a)	342	85,192
		5,122,979
Leisure Time — 0.8%
Carnival Corp.(a)	2,877	63,754
Norwegian Cruise Line Holdings Ltd.(a)(b)	1,003	25,797
Planet Fitness Inc., Class A(a)	572	45,503
Polaris Inc.	77	8,851
Royal Caribbean Cruises Ltd.(a)	430	36,305
YETI Holdings Inc.(a)	270	26,549
		206,759
Lodging — 2.2%
Boyd Gaming Corp.(a)	229	14,606
Choice Hotels International Inc.	176	24,749
Hilton Grand Vacations Inc.(a)	231	11,615
Hilton Worldwide Holdings Inc.(a)	1,219	175,475
Hyatt Hotels Corp., Class A(a)	176	14,995
Las Vegas Sands Corp.(a)	1,245	48,318
Marriott International Inc./MD, Class A(a)	787	125,936
MGM Resorts International	1,218	57,441
Travel + Leisure Co.	451	24,507
Wyndham Hotels & Resorts Inc.	527	44,516
Wynn Resorts Ltd.(a)	275	24,695
		566,853
Pharmaceuticals — 0.0%
Herbalife Nutrition Ltd.(a)	262	12,157

Real Estate — 0.0%
RE/MAX Holdings Inc., Class A	84	2,672

Real Estate Investment Trusts — 0.2%
Apple Hospitality REIT Inc.	462	7,258
Host Hotels & Resorts Inc.(a)	1,463	24,622
Macerich Co. (The)	272	4,921
Park Hotels & Resorts Inc.(a)	330	6,115
Ruth's Hospitality Group Inc.(a)	198	3,829
Ryman Hospitality Properties Inc.(a)	88	7,528
		54,273
Retail — 51.8%
Abercrombie & Fitch Co., Class A(a)	571	22,576
Security	Shares	Value

Retail (continued)
Advance Auto Parts Inc.	396	$89,306
American Eagle Outfitters Inc.	1,287	30,553
AutoNation Inc.(a)	231	27,979
AutoZone Inc.(a)	121	215,966
Bath & Body Works Inc.	1,726	119,249
Bed Bath & Beyond Inc.(a)(b)	943	13,240
Best Buy Co. Inc.	1,167	142,654
Big Lots Inc.	341	15,089
BJ's Restaurants Inc.(a)	99	3,299
BJ's Wholesale Club Holdings Inc.(a)	771	45,057
Bloomin' Brands Inc.(a)	528	11,415
Boot Barn Holdings Inc.(a)	239	24,973
Brinker International Inc.(a)	289	12,126
Buckle Inc. (The)	209	8,699
Burlington Stores Inc.(a)	498	137,592
CarMax Inc.(a)(b)	663	90,778
Carvana Co.(a)	235	71,247
Casey's General Stores Inc.	231	44,246
Cheesecake Factory Inc. (The)(a)	231	9,388
Chipotle Mexican Grill Inc.(a)	111	197,472
Costco Wholesale Corp.	2,845	1,398,431
Cracker Barrel Old Country Store Inc.	154	20,508
Darden Restaurants Inc.	737	106,231
Dave & Buster's Entertainment Inc.(a)	232	8,614
Dick's Sporting Goods Inc.	474	58,876
Dollar General Corp.	1,716	380,128
Dollar Tree Inc.(a)	1,673	180,282
Domino's Pizza Inc.	229	111,974
FirstCash Inc.	209	18,490
Five Below Inc.(a)	429	84,642
Floor & Decor Holdings Inc., Class A(a)	602	81,824
Foot Locker Inc.	704	33,560
Freshpet Inc.(a)	109	16,994
Gap Inc. (The)	2,299	52,164
Genuine Parts Co.	341	44,709
Home Depot Inc. (The)	5,763	2,142,338
Jack in the Box Inc.	123	12,171
Kohl's Corp.	1,255	60,905
La-Z-Boy Inc.	198	6,582
Lithia Motors Inc.	77	24,580
Lowe's Companies Inc.	3,575	835,907
Lululemon Athletica Inc.(a)	857	399,371
Macy's Inc.	1,817	48,096
McDonald's Corp.	2,855	701,045
MSC Industrial Direct Co. Inc., Class A	110	9,248
Murphy USA Inc.	132	21,509
National Vision Holdings Inc.(a)	275	16,951
Nordstrom Inc.(a)	859	24,679
Ollie's Bargain Outlet Holdings Inc.(a)	449	30,379
O'Reilly Automotive Inc.(a)	439	273,198
Papa John's International Inc.	130	16,130
PriceSmart Inc.	154	11,080
Qurate Retail Inc. Series A	582	6,076
RH(a)	123	81,135
Ross Stores Inc.	2,589	293,075
Sally Beauty Holdings Inc.(a)	891	13,597
Shake Shack Inc., Class A(a)	132	9,130
Signet Jewelers Ltd.	395	35,226
Starbucks Corp.	4,051	429,690
Target Corp.	3,617	939,046

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Discretionary Spending ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Retail (continued)
Texas Roadhouse Inc.	396	$35,169
TJX Companies Inc. (The)	8,043	526,736
Tractor Supply Co.	758	164,615
Ulta Beauty Inc.(a)	421	154,659
Victoria's Secret & Co.(a)	575	29,020
Walgreens Boots Alliance Inc.	2,692	126,578
Walmart Inc.	9,368	1,399,767
Wendy's Co. (The)	935	20,851
Williams-Sonoma Inc.	502	93,236
Wingstop Inc.	132	22,766
Yum China Holdings Inc.	1,885	107,596
Yum! Brands Inc.	1,627	203,277
		13,255,745
Software — 0.2%
Intuit Inc.	55	34,429
Take-Two Interactive Software Inc.(a)	53	9,593
		44,022
Textiles — 0.0%
UniFirst Corp./MA	44	8,710

Toys, Games & Hobbies — 0.2%
Hasbro Inc.	264	25,281
Mattel Inc.(a)	834	18,189
		43,470
Transportation — 0.4%
FedEx Corp.	462	108,815

Total Common Stocks — 99.0%
(Cost: $19,405,669)		25,338,743
Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	157,158	$157,237
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	255,000	255,000
		412,237
Total Short-Term Investments — 1.6%
(Cost: $412,234)		412,237

Total Investments in Securities — 100.6%
(Cost: $19,817,903)		25,750,980

Other Assets, Less Liabilities — (0.6)%		(145,274)

Net Assets — 100.0%		$25,605,706

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$168,573	$—		$(11,336	)(a)	$—	$—	$157,237	157,158	$86	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	205,000	50,000	(a)	—		—	—	255,000	255,000	3		—
						$—	$—	$412,237		$89		$—
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Discretionary Spending ETF
October 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$25,338,743	$—	$—	$25,338,743
Money Market Funds	412,237	—	—	412,237
	$25,750,980	$—	$—	$25,750,980

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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